Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000175155 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000264203 [Member] | Supranational [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000264203 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%
C000264203 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[1]
C000264203 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[1]
C000264203 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
C000264203 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[1]
C000264203 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	33.40%	[1]
C000264203 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[1]
C000264203 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	3.80%
C000264203 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.40%
C000264203 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.20%
C000264203 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.30%
C000264203 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	5.50%
C000264203 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	15.70%
C000264203 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.70%
C000264203 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.60%
C000264203 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	5.40%
C000264203 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	23.00%
C000264203 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
C000264203 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000264203 [Member] | Emerging Market Debt and Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000276415 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%

[1]	The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.